Inventory (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventory consisted of the following:
	December 31, 2013	December 31, 2012
Raw materials	$125,583	$79,090
Finished goods	985,924	1,091,007
	$1,111,507	$1,170,097